Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Director remuneration	$ 382	$ 954
Officer & key management remuneration	4,206	3,242
Termination benefits		675
Share-based payments	$ 9,128	$ 7,504